Other Gains (Losses) (Details) - CLP ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other gains losses [Abstract]
Results derivative contracts	[1]	$ (10,059,147,000)	$ 8,867,110,000	$ (6,153,705,000)
Marketable securities to fair value		(111,708,000)	10,018.000	(81,145)
Increased value	[2]	0	0	1,678,339,000
Impairment losses	[3]	(2,190,491,000)	0	(6,029,434,000)
Other		(0)	713,322	(824,140)
Total		$ (12,669,540,000)	$ 9,590,450,000	$ (11,410,085,000)

[1]	Under this concept there are ThCh$ 2,577,652 received (net) and ThCh$ 823,622 paid (net) and ThCh$ 2,404,593 received (net), as of December 31, 2022, 2021 and 2020, espectively, and these were recorded in the Consolidated Cash Flow Statement, under Operational activities, in line item Other cash movements.
[2]	See Note 1 – General information, letter C) numerals (5) and (16).
[3]	Corresponds mainly to the impairment of assets reclassified to non-current assets held for sale of the Finca la Celia S.A. subsidiary.